Annual Total Returns[BarChart] - VictoryShares US Discovery Enhanced Volatility Wtd ETF - VictoryShares US Discovery Enhanced Volatility Wtd ETF	2015	2016	2017	2018	2019	2020
Total	(8.30%)	18.87%	12.09%	(11.28%)	2.02%	28.50%